Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Net income	$ 52,931	$ 47,322	$ 34,157
Other comprehensive income (loss):
Foreign currency translation adjustments, net	(24,115)	(8,159)	13,456
Total comprehensive income	28,816	39,163	47,613
Comprehensive income attributed to non-controlling interests	178	199	431
Comprehensive income attributable to Sapiens’ shareholders	$ 28,638	$ 38,964	$ 47,182